Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Tables
Weighted average shares outstanding - used to compute basic earnings (loss) per share	6,973,704	5,617,535
Net effect of dilutive potential common shares outstanding, based on the treasury stock method
Weighted average shares outstanding - used to compute diluted earnings (loss) per share	6,973,704	5,617,535